Note 19 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
19.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in accumulated other comprehensive income (loss) by component net of tax:

Unrealized gains/(losses) on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2018	$(154)
Other comprehensive income	2,149
Amount reclassified from accumulated other comprehensive income	(153)
Period change	1,996
Balance at December 31, 2019	$1,842

Balance as of December 31, 2019	$1,842
Other comprehensive income	2,442
Balance at December 31, 2020	$4,284

(a)	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income for the year ended December 31, 2019:

	Amount Reclassified	Affected Line Item in
	from Accumulated Other	the Statement Where
(Dollars in thousands)	Comprehensive Income	Net Income is
Details about other comprehensive income	December 31, 2019	Presented
Unrealized gains on available-for-sale securities (a)
	$194	Investment securities gains on sale, net
	(41)	Income taxes
$153

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.

There were no other reclassifications of amounts from accumulated other comprehensive income for the year ended December 31, 2020.